Other Current Liabilities (Details) - Schedule of Other Current Liabilities	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Other Current Liabilities [Abstract]
Salary accrual	¥ 7,013,473		¥ 8,536,985
Deposit	10,000,000		10,000,000
Accrued construction in progress	46,180,063
Tax accrual	13,604,797		13,609,170
Others	14,179,838		7,253,377
Total	¥ 90,978,171	$ 12,845,126	¥ 39,399,532